Related party transactions	12 Months Ended
Dec. 31, 2024
Related party transactions
Related party transactions

27. Related party transactions

Related parties include members of the Board of Directors, the Executive Management of the Group and contracts with Neurosterix Group. The following transactions were carried out with related parties:

Key management compensation

	2024	2023	2022

	Continuing operations
Salaries, other short‑term employee benefits and post-employment benefits	341,575	159,775	138,275
Consulting fees	—	17,106	151,639
Share‑based compensation	167,066	239,202	595,962
Total	508,641	416,083	885,876

	2024	2023	2022

	Discontinued operations
Salaries, other short‑term employee benefits and post-employment benefits	664,525	1,484,290	1,480,911
Share‑based compensation	1,260,638	1,297,695	2,600,391
Total	1,925,163	2,781,985	4,081,302

Salaries, other short-term employee benefits and post-employment benefits relate to members of the Board of Directors and Executive Management who are employed by the Group. Consulting fees relate mainly to Roger Mills, a member of the Executive Management who delivered his services to the Group under a consulting contract until 2023. The Group has a net payable to the Board of Directors and Executive Management of CHF 0.1 million as of December 31, 2024 and December 31, 2023. Share-based compensation relates to the fair value of equity incentive units recognized through profit and loss following their vesting plan.

Transactions with Neurosterix Group

On April 2, 2024, Addex Group divested a part of its business to Neurosterix Pharma Sàrl (note 23). As part of the transaction, Addex Group received gross proceeds of CHF 5.0 million in cash, an equity interest of 20% of Neurosterix US Holdings LLC whose fair value amounted to CHF 9.42 million and concluded a service agreement allowing Key Members of Addex staff transferred to Neurosterix Pharma Sàrl, including the Chief Executive Officer to support the activities of the Addex Group at zero cost until December 31, 2024. The fair value of the service agreement amounted to CHF 182,348. As of December 31, 2024, Neurosterix Group owed CHF 7,967 to Addex Group.